INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 15,314	$ 15,113	$ 14,783
Additions for tax positions of current year	624	624	778
Reduction due to statute of limitation of prior years	(8,175)	(423)	(448)
Ending balance	$ 7,763	$ 15,314	$ 15,113